Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 11 — SHARE-BASED COMPENSATION

2021 Unit Option Plan

On May 25, 2021, the Intuitive Machines, LLC’s board of directors adopted, and its members approved the 2021 Unit Option Plan (the “2021 Plan”). The 2021 Plan allowed the Intuitive Machines, LLC to grant incentive unit options (“Incentive Unit Options”) to purchase Class B unit interests. Pursuant to the 2021 Plan, up to 6,125,000 shares of Class B units were reserved for issuance, upon exercise of the aforementioned Incentive Unit Options made to employees, directors and consultants.

As a result of the Business Combination discussed in Note 3 — Business Combination and Related Transactions and per the terms of the Second Amended and Restated Intuitive Machines, LLC Operating Agreement, the unexpired and unexercised outstanding Incentive Unit Options at closing, whether vested or unvested, were proportionately adjusted using a conversion ratio of 0.5562 (rounded down to the nearest whole number of options). The exercise price of each option was adjusted accordingly. Each Incentive Unit Option continues to be subject to the terms and conditions of the 2021 Plan and will be exercisable for Class B Common Units of Intuitive Machines, LLC. When an option is exercised, the participant will receive Intuitive Machines, LLC Class B Common Units as well as Intuitive Machines, Inc. Class B Common Stock on a one-for-one basis. As a result of the conversions, there was no incremental compensation cost and the terms of the outstanding options, including fair value, vesting conditions and classification, were unchanged.

As of March 31, 2023, Intuitive Machines, LLC was authorized to issue a total of 1,835,335 Class B Common Units upon exercise of the Incentive Unit Options under the 2021 Plan. The following table provides a summary of the option activity under the 2021 Plan for the three months ended March 31, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding as of December 31, 2022	1,865,094	$2.93	8.90
Granted	—	—
Exercised	(11,959)	1.80
Forfeited	(17,800)	1.80
Balance as of March 31, 2023	1,835,335	$2.95	8.54	$14,509,120
Exercisable as of March 31, 2023	553,326	$1.80	8.21	$5,018,458

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s units determined by our Board of Directors for each of the respective periods.

The following table provides a summary of weighted-average grant-date fair value of unit options under the 2021 Plan:

Weighted- Average Grant Date Fair Value
Non-vested as of December 31, 2022	$1.01
Granted	—
Vested	0.30
Forfeited	2.18
Non-vested as of March 31, 2023	$1.30

Share-based compensation expense was classified in the condensed consolidated statement of operations under general and administrative expense. As of March 31, 2023, the Company had $1.8 million in estimated unrecognized share-based compensation costs related to outstanding unit options that is expected to be recognized over a weighted average period of 1.93 years.

Following the consummation of the Business Combination, no new awards will be granted under the 2021 Plan.

Intuitive Machines, Inc. 2023 Long Term Omnibus Incentive Plan (the “2023 Plan”)

The 2023 Plan, which became effective in conjunction with Closing of the Business Combination, provides for the award to certain directors, officers, employees, consultants and advisors of the Company of incentive and nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards as well as cash-based awards and dividend equivalents, as determined, and subject to the terms and conditions established, by the Company’s Compensation Committee. Under the 2023 Plan, a maximum of 12,706,811 shares of Class A Common Stock are authorized to be issued. As of March 31, 2023, no awards have been granted under the 2023 Plan.

NOTE 10 — UNIT-BASED COMPENSATION

2021 Unit Option Plan

On May 25, 2021, the Company’s board of directors adopted, and its members approved the 2021 Unit Option Plan, or the 2021 Plan. The 2021 Plan allows the Company to grant Incentive Unit Options to purchase Class B Unit Interests. Pursuant to the plan, up to 6,125,000 shares of Class B units have been reserved for issuance, upon exercise of the aforementioned Incentive Unit Options made to employees, directors and consultants.

Unit Option Activity

The following table sets forth the summary of unit option activity under the 2022 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding as of December 31, 2021	3,043,000	$1.00	6.4	(791,180)
Granted	550,000	4.81	9.9	—
Exercised	(5,500)	1.00	8.7	—
Forfeited/Cancelled	(234,500)	1.00	8.7	—
Balance as of December 31, 2022	3,353,000	$1.63	8.90	$10,643,900
Exercisable as of December 31, 2022	1,195,550	$1.00	8.71	$4,543,090

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s units determined by our Board of Directors for each of the respective periods.

The following table sets forth the summary of weighted-average grant-date fair value of unit options under the 2022 Plan:

Weighted- Average Grant Date Fair Value
Non-vested as of December 31, 2021	$0.30
Granted	3.07
Vested	0.30
Forfeited	0.30
Non-vested as of December 31, 2022	$1.01

Unit-Based Compensation

Unit-based compensation expense was classified in the consolidated statement of operations under general and administrative expense. As of December 31, 2022, the Company had $1.6 million in estimated unrecognized unit-based compensation costs related to outstanding unit options that is expected to be recognized over a weighted average period of 1.90 years.

Valuation of Unit-Based Compensation Awards

The following weighted average assumptions were used to calculate the fair value of each unit option award under the Black-Scholes option pricing model:

	December 31,
	2022	2021
Expected unit price volatility	65 – 70%	45.0%
Risk-free interest rate	2.9 – 3.6%	0.1%
Expected annual dividend yield	—%	—%
Expected term (years)	6.50	1.04